CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($) $ in Millions		3 Months Ended					6 Months Ended			12 Months Ended
		Jun. 30, 2021		Mar. 31, 2021		Jun. 30, 2020	Jun. 30, 2021		Jun. 30, 2020	Dec. 31, 2020
Cash flows from (used in) operating activities [abstract]
Income/(loss) before tax		$ 4,905		$ 4,513		$ (720)	$ 9,417		$ (640)	$ (4,259)
Depreciation, amortisation and net impairment losses		2,111		2,797		2,522	4,908		6,959	15,235
Exploration expenditures written off		25		64		125	89		560	2,506
(Gains) /losses on foreign currency transactions and balances		43		(70)		321	(27)		24	646
(Gains) /losses on sales of assets and businesses		16		(1,383)		(15)	(1,367)		(1)	18
(Increase)/decrease in other items related to operating activities	[1]	(565)		222		257	(343)		492	918
(Increase) /decrease in net derivative financial instruments		170		577		25	746		(264)	(451)
Interest received		39		39		43	78		108	162
Interest paid		(199)		(141)		(198)	(340)		(380)	(730)
Cash flows provided by operating activities before taxes paid and working capital items		6,543		6,617		2,360	13,161		6,859	14,045
Taxes paid		(344)		(84)		(1,744)	(428)		(2,631)	(3,134)
(Increase) decrease in working capital		444		(549)		(248)	106		1,183	(524)
Cash flows provided by operating activities		6,643		5,984		368	12,627		5,411	10,386
Cash flows from (used in) investing activities [abstract]
Cash used in business combinations	[2]	(111)		0		0	(111)		0	0
Capital expenditures and investments		(1,747)		(2,151)		(1,899)	(3,897)		(4,249)	(8,476)
(Increase) /decrease in financial investments	[3]	(4,224)		699		(2,730)	(3,525)		(2,131)	(3,703)
(Increase) /decrease in derivatives financial instruments		(65)		(305)		(45)	(370)		(71)	(620)
(Increase) /decrease in other items interest bearing		(134)		(3)		2	(137)		3	202
Proceeds from sale of assets and businesses		692		1,146		0	1,839		2	505
Cash flows used in investing activities		(5,589)		(613)		(4,671)	(6,202)		(6,446)	(12,092)
Cash flows from (used in) financing activities [abstract]
New finance debt		0		0		8,347	0		8,347	8,347
Repayment of finance debt	[4]	(1)		(1,424)		0	(1,425)		0	(2,055)
Repayment of lease liabilities	[4]	(308)		(302)		(318)	(610)		(623)	(1,277)
Dividend paid		(389)		(355)		(904)	(744)		(1,750)	(2,330)
Share buy-back		0		0		0	0		(58)	(1,059)
Net current finance debt and other financing activities		687		(1,015)		(150)	(327)		(198)	1,365
Cash flows provided by (used in) financing activities		(10)		(3,096)		6,975	(3,107)		5,717	2,991
Net increase (decrease) in cash and cash equivalents		1,044		2,274		2,672	3,318		4,682	1,285
Effect of exchange rate changes on cash and cash equivalents		3		(174)		162	(170)		(159)	294
Cash and cash equivalents at the beginning of the period (net of overdraft)		8,857	[5]	6,757	[5]	6,866	6,757	[5]	5,177	5,177
Cash and cash equivalents at the end of the period (net of overdraft)	[5]	$ 9,904		$ 8,857		$ 9,700	$ 9,904		$ 9,700	$ 6,757

[1]

Second quarter 2021 includes redetermination settlement for the Agbami field. For more information see note 7 Provisions, commitments, contingent liabilities and contingent assets for more information.

[2]	Net after cash and cash equivalents acquired.
[3]	Includes sale of Lundin shares in the second quarter of 2020 .
[4]	Repayment of lease liabilities are separated from the line item Repayment of finance debt and 2020 has been reclassified.
[5]	At 30 June 2021 cash and cash equivalents included a net overdraft of USD 7 million. At 31 December 2020 and at 30 June 2020 cash and cash equivalents net overdraft were zero .